Share Buyback Programme - Additional Information (Detail) - EUR (€)		6 Months Ended
	Apr. 19, 2018	Jun. 30, 2018
Equity [abstract]
Share buyback programme amount	€ 6,000,000,000
Number of shares repurchased		53,040,783
Shares repurchased amount		€ 2,514,000,000
Cash consideration		2,246,000,000
Unpaid consideration		€ 268,000,000